Common Stock (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Common Stock Activity
The following table provides the activity in the Equity Shelf Program for the three and twelve months ended December 31, 2018:

	Three Months Ended		Twelve Months Ended
	December 31,		December 31,
	2018	2017	2018	2017
Gross proceeds	—	$29,999,922	$85,149,976	$41,776,795
Less: agent commissions	—	299,999	851,500	417,768
Net proceeds	—	$29,699,923	$84,298,476	$41,359,027

Number of shares sold	—	358,630	1,145,705	505,707
Weighted average price per share	—	$83.65	$74.32	$82.61